EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 59
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.30%
Percentage level to which average annual rate was assumed to decrease	4.80%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 128
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	13
Estimated future benefit payments, which reflect expected future service
2021	208
2022	210
2023	213
2024	215
2025	217
2026 to 2030	$ 1,115
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	2.70%	3.20%
Rate of compensation increase	2.60%	3.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.20%	3.90%	3.60%
Expected long-term rate of return on plan assets	6.40%	6.60%	6.70%
Rate of compensation increase	3.00%	3.00%	3.00%
Net benefit cost
Service cost	$ 155	$ 126	$ 121
Other components of net benefit cost
Interest cost	133	142	134
Expected return on plan assets	(230)	(222)	(221)
Amortization of actuarial loss	21	12	15
Amortization of regulatory asset	25	14	18
Settlement charge – AOCI	0	0	4
Other components of net benefit cost	(51)	(54)	(50)
Net Benefit Cost Recognized	104	72	71
Pre-tax amounts recognized in AOCI
Net loss	358	398	364
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(21)	(12)	(15)
Settlement	0	0	(4)
Funded status adjustment	(18)	52	110
Total pre-tax amounts recognized in OCI	(39)	$ 40	$ 91
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	6
Estimated future benefit payments, which reflect expected future service
2021	25
2022	25
2023	25
2024	25
2025	25
2026 to 2030	$ 120
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	2.75%	3.35%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.35%	4.10%	3.70%
Expected long-term rate of return on plan assets	3.50%	4.30%	4.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 6	$ 5	$ 4
Other components of net benefit cost
Interest cost	14	17	14
Expected return on plan assets	(14)	(15)	(16)
Amortization of actuarial loss	2	2	1
Amortization of regulatory asset	2	2	0
Settlement charge – AOCI	0	0	0
Other components of net benefit cost	4	6	(1)
Net Benefit Cost Recognized	10	11	3
Pre-tax amounts recognized in AOCI
Net loss	22	20	53
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(2)	(2)	(1)
Settlement	0	0	0
Funded status adjustment	3	(37)	43
Total pre-tax amounts recognized in OCI	$ 1	$ (39)	$ 42